Income tax and social contribution (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Loss before income tax and social contribution	$ (34,382)	$ (66,031)
Applicable tax rate	27.00%	27.00%
Tax credit at statutory rate	$ 9,283	$ 17,828
Impact of foreign income tax rate differential	1,727	3,312
Exclusion of Canadian tax credits	(2,658)	(5,053)
Unrecognized tax loss carryforwards	(24,155)	(1,452)
Current and deferred income tax and social contribution	$ (15,803)	$ 14,635
Effective tax rate	(46.00%)	22.20%